Note 8 - Income Taxes - Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss before income tax	$ 36,117	$ 64,638	$ 63,821
CAYMAN ISLANDS
Net loss before income taxes	3,522	5,652	3,805
UNITED STATES
Net loss before income taxes	13,144	34,318	33,266
CHINA
Net loss before income taxes	7,253	6,368	5,912
VIRGIN ISLANDS, BRITISH
Net loss before income taxes	12,831	18,336	20,873
AUSTRALIA
Net loss before income taxes	$ (633)	$ (36)	$ (35)